Statement of comprehensive income, OCI components presented before tax (Statement) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit (loss)	€ 5,618	€ 2,060	€ 4,345
Other comprehensive income	(3,977)	(5,375)	(286)
Other comprehensive income that will not be reclassified to profit or loss, before tax	358	(822)	(584)
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	218	(88)	(364)
Non-current assests available for sale	(3)	17	2
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will not be reclassified to profit or loss, net of tax	0	0	0
Other comprehensive income, before tax, gains (losses) from investments in equity instruments	189	(796)	(229)
Other comprehensive income, before tax, gains (losses) on hedging instruments that hedge investments in equity instruments	0	0	0
Other comprehensive income, before tax, change in fair value of financial liability attributable to change in credit risk of liability	33	4	(133)
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	(80)	40	140
Other comprehensive income that will be reclassified to profit or loss, before tax	(4,335)	(4,553)	298
Other comprehensive income, before tax, hedges of net investments in foreign operations	(117)	378	(687)
Gains (losses) on hedges of net investments in foreign operations, before tax	(117)	378	(687)
Reclassification adjustments on hedges of net investments in foreign operations, before tax	0	0	0
Other Reclassifications Comprehensive Income Before Tax Hedges Of Net Investments In Foreign Operations	0	0	0
Other comprehensive income, before tax, exchange differences on translation	(2,256)	(4,873)	(104)
Gains (losses) on exchange differences on translation, before tax	(2,239)	(4,873)	(123)
Reclassification adjustments on exchange differences on translation, before tax	(17)	0	1
assifications Comprehensive Income Before Tax Exchange Differences On Translation	0	0	18
Other comprehensive income, before tax, cash flow hedges	(691)	230	(203)
Gains (losses) on cash flow hedges, before tax	(553)	230	(193)
Reclassification adjustments on cash flow hedges, before tax	(137)	0	(10)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) whose acquisition or incurrence was hedged highly probable forecast transaction, net of tax	0	0	0
Other reclassification comprehensive income before tax cash flow hedges	0	0	0
Other Comprehensive Income Before Tax Debt Instruments At Fair Value With Changes In Other Comprehensive Income	(1,139)	460	1,131
Gains (losses) on remeasuring available-for-sale financial assets, before tax	(1,082)	515	1,280
Reclassification adjustments on available-for-sale financial assets, before tax	(57)	(54)	(149)
Other reclassification comprehensive income before tax available for sale financial assets	0	0	0
Other comprehensive income before tax non current assets held for sale	(663)	(492)	461
Gains (losses) on non current assets held for sale	(30)	(472)	472
Reclassification adjustments on non current assets held for sale	(633)	(20)	0
Other Reclassifications Comprehensive Income Before Tax Non Current Assets Held For Sale	0	0	(11)
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax	8	(13)	31
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	523	(243)	(332)
Comprehensive income	1,640	(3,315)	4,060
Comprehensive income, attributable to non-controlling interests	(500)	(606)	552
Comprehensive income, attributable to owners of parent	€ 2,141	€ (2,709)	€ 3,509